Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Short-term Debt

Short-term borrowings as of March 31, 2010 and March 31, 2011 were comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Borrowed in the call market	Rs.	12,269.1	Rs.	7,050.6	US$	158.3
Term borrowings from institutions/banks		22,942.7		15,609.9		350.4
Foreign currency borrowings		22,953.2		46,598.6		1,046.2
Bills rediscounted		40,000.0		7,427.6		166.8

Total	Rs.	98,165.0	Rs.	76,686.7	US$	1,721.7

Total borrowings outstanding:
Maximum amount outstanding	Rs.	141,802.3	Rs.	124,092.8	US$	2,786.1

Average amount outstanding	Rs.	61,493.4	Rs.	84,086.3	US$	1,887.9

Weighted average interest rate		3.6%		5.3%		5.3%